Risk Management Section - Aging Analysis (Past Due But Performing) Wholesale outsanding (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 878,985	€ 876,444
Wholesale [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	7,747
Wholesale [Member] | Past due for 1-30 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	6,681
Wholesale [Member] | Past due for 31-60 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	658
Wholesale [Member] | Past due for 61-90 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 408